Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Intangible Assets
Note 10 - Intangible Assets

A.	Composition and changes

	Electricity supply agreements and concession agreements	Goodwill	Total
	USD in thousands
Cost
Balance as of January 1, 2022	103,524	148,128	251,652
Initial consolidation	41,437	-	41,437
Others	(247)	-	(247)
Translation differences	(6,447)	-	(6,447)

Balance as of December 31, 2022	138,267	148,128	286,395

Initial consolidation	7,965	-	7,965
Translation differences	3,010	-	3,010

Balance as of December 31, 2023	149,242	148,128	297,370

Amortization:
Balance as of January 1, 2022	4,593	-	4,593
Amortization (1)	2,141	-	2,141
Translation differences	(56)	-	(56)

Balance as of December 31, 2022	6,678	-	6,678

Amortization	3,024	-	3,024
Translation differences	(293)	-	(293)

Balance as of December 31, 2023	9,409	-	9,409

Depreciated cost as of December 31, 2022	131,589	148,128	279,717
Depreciated cost as of December 31, 2023	139,833	148,128	287,961

(1)	The amortization of the intangible assets is included under Costs of sales in the Consolidated Statements of Income and Other Comprehensive Income.

C.	Impairment testing for cash-generating unit containing goodwill

For the purpose of impairment testing, goodwill is allocated to the Company’s operations in the United States which represents the lowest level within the Group at which goodwill is monitored for internal management purposes.

The aggregate carrying amounts of goodwill:

	As of December 31
	2023	2022
	USD thousands	USD thousands
Goodwill	148,128	148,128

The estimated recoverable amount of the unit was higher than its carrying amount, and therefore there was no need for an impairment.

The recoverable amount was based on its value in use and was determined by discounting its future cash flows to be generated with the assistance of independent valuers. Value in use in 2023 was determined in a similar manner as in 2022. The carrying amount of the unit was determined to be lower than its recoverable amount and no impairment loss was recognized.

Key assumptions used in calculation of the recoverable amount

Key assumptions used in the calculation of recoverable amounts are discount rates, sponsor cash flows from operating and development projects.

(1)	Discount rate

The after-tax discount rate was estimated based on past experience, and an industry average weighted average cost of capital. Project cash flows were discounted at a discount rate of 8.75% based on the project’s development stage.

(2)	Sponsor Cash Flows

Sponsor cash flows relate to the cash flows at the equity level after tax equity partner, debt, and taxes.